Unaudited Condensed Interim Consolidated Statement of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (48,461)	$ (32,302)	$ (52,629)	$ (21,361)
Adjustments to net loss:
Depreciation and amortization	1,886	1,346	2,629	501
Share based compensation	992	2,978	797	2,373
Stock-based compensation	992	2,789	3,404	1,340
Goodwill impairment			25,452	51
Asset impairment	39,645	15,652	783	0
Changes in fair value of investments and liabilities	(932)	1,333	593	2,345
Bad debt expense	612	405	1,607	1,335
Interest expense (income)	54	(14)	(56)	84
Interest paid	(54)	(69)	(4)	(78)
Income tax recovery	(1,185)	0	(1,538)	(98)
Net income (loss) to cash provided by (Used in) operating activities	(7,443)	(10,671)	(19,759)	(15,881)
Net change in non-cash working capital:
Trade and other receivables	1,152	802	143	(5,688)
Inventory	932	(745)	1,219	(1,213)
Prepaid expenses and other assets	(936)	(33)	1,372	(1,204)
Trade payables and accrued liabilities	(1,488)	(341)	1,090	3,047
Net cash used in operating activities	(7,783)	(10,988)	(15,935)	(20,939)
Cash flows from financing activities:
Common shares issued			4,551	42,617
Warrants issued			449	8,706
Equity issue costs	(17)	(75)	(520)	(5,475)
Exercise of warrants and options	0	168	187	12,851
Common shares repurchased	0	(250)	(255)	0
Loan borrowings	206	212	197	0
Loan repayments	(77)	(82)	(196)	(302)
Net cash provided (used) by financing activities	112	(27)	4,413	58,397
Cash flows from investing activities:
Loans Provided			0	(273)
Loan repayments received			0	302
Purchases of property, plant and equipment and intangible assets	(195)	(723)	(1,294)	(3,983)
Purchase of investments			0	(2,509)
Business and asset acquisitions, net of cash acquired	0	(15,457)	(14,508)	(8,087)
Net cash used in investing activities	(195)	(16,180)	(15,802)	(14,550)
Effect of exchange rate on changes on cash	584	(152)	(755)	(815)
Change in cash during the period	(7,282)	(27,347)	(28,079)	22,093
Cash and restricted cash at beginning of period	9,537	37,616	37,616	15,523
Cash included in assets held for sale	(448)	(381)
Cash and restricted cash at end of period	1,807	9,888	9,537	37,616
Supplemental disclosure of non-cash investing and financing activities
Common shares issued for business combinations	$ 0	$ 14,917	$ 24,712	$ 20,654
Assets acquired for contingent consideration	303	0
Common shares issued for other agreements	95	1,281	1,470	2,507
Operating lease additions to right of use assets	97	2,053	2,919	1,233